Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Pfizer Savings Plan
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs to fair value measurements - Level 1 meaning the use of quoted prices for identical instruments in active markets; Level 2 meaning the use of quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable; and Level 3 meaning the use of unobservable inputs.

See Note 2 for information regarding the methods used to determine the fair value of the Plan’s investments. These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value:
	Fair Value as of December 31, 2025
(THOUSANDS OF DOLLARS)	Level 1	Level 2	Total
Pfizer Inc. common stock	$938,916	$—	$938,916
Common/collective trust funds	—	18,660,013	18,660,013
Mutual funds	566,228	—	566,228
Self-directed brokerage account	487,501	—	487,501
Separate account:
Common stock	1,761,828	—	1,761,828
Common/collective trust funds	—	38,734	38,734
Other	57,391	—	57,391
Total	$3,811,864	$18,698,747	$22,510,611

	Fair Value as of December 31, 2024
(THOUSANDS OF DOLLARS)	Level 1	Level 2	Total
Pfizer Inc. common stock	$1,058,778	$—	$1,058,778
Common/collective trust funds	—	16,252,996	16,252,996
Mutual funds	838,470	—	838,470
Self-directed brokerage account	408,798	—	408,798
Separate account:
Common stock	1,686,294	—	1,686,294
Common/collective trust funds	—	24,669	24,669
Other	31,839	—	31,839
Total	$4,024,179	$16,277,664	$20,301,844